Range of Exercise Prices for Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	23,055	23,055	115,605
Total options outstanding, Weighted average exercise price	$ 113.01	$ 113.01	$ 123.35
Options exercisable, Number | shares	23,055	23,055	115,605
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 89.2
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 87
Canadian Share Options [Member] | 87.00 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 87
Total options outstanding, Number | shares	12,885
Total options outstanding, Weighted average exercise price	$ 87
Total options outstanding, Weighted average remaining contractual life (years)	1 year 1 month 24 days
Options exercisable, Number | shares	12,885
Options exercisable, Weighted average exercise price	$ 87
Canadian Share Options [Member] | 145.97 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 145.97
Total options outstanding, Number | shares	10,170
Total options outstanding, Weighted average exercise price	$ 145.97
Total options outstanding, Weighted average remaining contractual life (years)	1 month 17 days
Options exercisable, Number | shares	10,170
Options exercisable, Weighted average exercise price	$ 145.97
Canadian Share Options [Member] | 87.00 – 145.97 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	23,055
Total options outstanding, Weighted average exercise price	$ 113.01
Total options outstanding, Weighted average remaining contractual life (years)	8 months 12 days
Options exercisable, Number | shares	23,055
Options exercisable, Weighted average exercise price	$ 113.01
Canadian Share Options [Member] | 87.00 – 145.97 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	145.97
Canadian Share Options [Member] | 87.00 – 145.97 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 87
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	128,398	141,748	267,843
Total options outstanding, Weighted average exercise price	$ 85.8	$ 84.84	$ 80.43
Options exercisable, Number | shares	128,398	141,748	257,854
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 68.8
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 51.2
U.S. Share Options [Member] | 51.20 - 79.80 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	74,118
Total options outstanding, Weighted average exercise price	$ 66.99
Total options outstanding, Weighted average remaining contractual life (years)	1 year 3 months 7 days
Options exercisable, Number | shares	74,118
Options exercisable, Weighted average exercise price	$ 66.99
U.S. Share Options [Member] | 51.20 - 79.80 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	79.8
U.S. Share Options [Member] | 51.20 - 79.80 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	51.2
U.S. Share Options [Member] | 111.47 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 111.47
Total options outstanding, Number | shares	54,280
Total options outstanding, Weighted average exercise price	$ 111.47
Total options outstanding, Weighted average remaining contractual life (years)	1 month 17 days
Options exercisable, Number | shares	54,280
Options exercisable, Weighted average exercise price	$ 111.47
U.S. Share Options [Member] | 51.20 – 111.47 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	128,398
Total options outstanding, Weighted average exercise price	$ 85.8
Total options outstanding, Weighted average remaining contractual life (years)	9 months 14 days
Options exercisable, Number | shares	128,398
Options exercisable, Weighted average exercise price	$ 85.8
U.S. Share Options [Member] | 51.20 – 111.47 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	111.47
U.S. Share Options [Member] | 51.20 – 111.47 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 51.2